Aug. 31, 2023
Neuberger Berman Japan Equity ETF
GOAL
The Fund seeks long-term growth of capital.
FEES AND EXPENSES
These tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund ("Shares"). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.69
Other expenses[1]	0.54
Total annual operating expenses	1.23
Fee waivers and/or expense reimbursement	0.73
Total annual operating expenses after fee waivers and/or expense reimbursement[2,3]	0.50

[1]	“Other expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.
[2]
Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.49% of average net assets until 8/31/2025 (after taking into account the Fee Waiver discussed in footnote 3 below) and 0.69% of average net assets from 9/1/2025 to 8/31/2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that it will repay the Manager for fees and expenses waived or reimbursed for the Fund provided that repayment does not cause annual Operating Expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Manager, whichever is lower. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

[3]
The Manager has contractually undertaken to waive its management fee by 0.20% of the Fund’s average daily net assets (“Fee Waiver”). The undertaking lasts until 8/31/2025 and may not be terminated during its term without the consent of the Board of Trustees. The Fee Waiver is not subject to repayment under the expense limitation arrangement described in footnote 2 above and will not reduce expenses below the expense limitation arrangement described in footnote 2 above.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.69
Other expenses[1]	0.54
Total annual operating expenses	1.23
Fee waivers and/or expense reimbursement	0.73
Total annual operating expenses after fee waivers and/or expense reimbursement[2,3]	0.50

[1]	“Other expenses” are based on estimated amounts for the current fiscal year; actual expenses may vary.
[2]
Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.49% of average net assets until 8/31/2025 (after taking into account the Fee Waiver discussed in footnote 3 below) and 0.69% of average net assets from 9/1/2025 to 8/31/2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that it will repay the Manager for fees and expenses waived or reimbursed for the Fund provided that repayment does not cause annual Operating Expenses to exceed the expense limitation in place at the time the fees were waived and/or the expenses were reimbursed, or the expense limitation in place at the time the Fund repays the Manager, whichever is lower. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

[3]
The Manager has contractually undertaken to waive its management fee by 0.20% of the Fund’s average daily net assets (“Fee Waiver”). The undertaking lasts until 8/31/2025 and may not be terminated during its term without the consent of the Board of Trustees. The Fee Waiver is not subject to repayment under the expense limitation arrangement described in footnote 2 above and will not reduce expenses below the expense limitation arrangement described in footnote 2 above.

Expense Example
The expense example can help you compare costs among funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. Actual performance and expenses may be higher or lower.

1 Year
1 Year	3 Years
$51	$204

3 Years
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance.

PRINCIPAL INVESTMENT STRATEGIES
To pursue its goal, the Fund normally invests at least 80% of its net assets in equity securities of companies that are tied economically to Japan, including other investment companies that provide investment exposure to such securities. The Fund considers a company to be tied economically to Japan if: (1) the issuer is organized under the laws of Japan or the issuer maintains its principal place of business in Japan; (2) the securities of the issuer are principally listed on Japan’s stock exchanges regardless of the country in which the issuer is organized; or (3) the issuer has at least 50% of its assets in Japan or derives 50% or more of its total revenue from goods and/or services produced or sold in Japan.
The Fund may hold securities of any market capitalization and in any sector. Equity securities include, but are not limited to, common stock, convertible and preferred stock, and exchange traded funds.
The Portfolio Managers seek to identify high-quality Japanese companies that appear to be positioned for durable growth. The Portfolio Managers will employ a research driven, bottom-up, fundamental approach to stock selection, with a long term perspective that combines both quantitative analysis and qualitative judgment in seeking to identify companies that the Portfolio Managers believe are attractive investment opportunities and have the potential to increase their corporate value. To gain a deep understanding of companies and their respective business environments, the Portfolio Managers may seek to directly and/or collaboratively engage with companies and industry organizations on issues related to, among others, capital management and corporate governance, in seeking to support management and their efforts to enhance shareholder value.
In seeking to achieve the Fund’s investment objective, the Portfolio Managers use the following three step investment process to identify a potential universe of securities for the Fund:

1.
Quantitative screening: The Portfolio Managers screen companies based on metrics such as return on equity and earnings before interest, taxes, depreciation, and amortization (“EBITDA”) margins, and further look for companies that they believe are priced lower than the Portfolio Managers’ estimate of their intrinsic value with identifiable reasons for the discount in an attempt to identify what they believe to be high quality companies;

2.
Qualitative business analysis: The Portfolio Managers analyze numerous factors, including but not limited to, management expertise, industry trends, and the strength of a product line or brand as they seek to identify companies that the Portfolio Managers believe have the most durable business models to position themselves for long-term sustainable growth, and have the greatest opportunities for potential value creation for all shareholders. The Portfolio Managers may also seek to engage directly with company management, when appropriate.

3.
Strategic valuation and analysis: The Portfolio Managers evaluate the valuation of the securities identified through the first two steps as they seek to identify high quality companies at attractive valuations.

The Portfolio Managers generate a score for each security in a “Watch List” generated from the above steps to quantify the following factors: (i) business fundamentals, (ii) governance, (iii) environment and social factors, (iv) engagement potential, and (iv) valuations. These scores are then aggregated to generate a single composite score for each security. From the Watch List, the Portfolio Managers seek to construct a well-diversified portfolio across economic sectors with securities selected based upon their proprietary score and an assessment of their risk exposures.
As part of their fundamental investment analysis the Portfolio Managers consider Environmental, Social and Governance (ESG) factors they believe are financially material to individual investments, where applicable. While this analysis is inherently subjective and may be informed by both internally generated and third-party metrics, data and other information, the Portfolio Managers believe that the consideration of financially material ESG factors, alongside traditional financial metrics, may enhance the Fund’s overall investment process. The consideration of ESG factors does not apply to certain instruments, such as certain derivative instruments, other registered investment companies, cash and cash equivalents. The consideration of ESG factors as part of the investment process does not mean that the Fund pursues a specific “impact” or “sustainable” investment strategy.
The Portfolio Managers may reduce or sell a security if they believe it is unattractively valued, if a company’s business fails to perform as expected, or when other opportunities appear more attractive.
The Fund will not change its strategy of normally investing at least 80% of its net assets in equity securities of companies that are tied economically to Japan, including other investment companies that provide investment exposure to such securities, without providing shareholders at least 60 days’ notice. This test is applied at the time the Fund invests; later percentage changes caused by a change in Fund assets, market values or company circumstances will not require the Fund to dispose of a holding.

PERFORMANCE
Performance history will be included for the Fund after the Fund has been in operation for one calendar year. Until that time, visit www.nb.com/ETF or call (877)-628-2583 for performance information. Past performance (before and after taxes) is not a prediction of future results.